Condensed Consolidating Financial Information (Schedule of Condensed Consolidating Statement of Operations) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net sales		$ 2,529.9	$ 2,715.5	$ 2,239.2
Cost of goods sold		2,194.3	2,420.6	1,902.1
Gross profit		335.6	294.9	337.1
Marketing and administration		306.2	352.8	267.0
Research and development		71.8	87.5	55.6
Goodwill, Impairment Loss	384.1	0	440.5	0
Goodwill impairment charges		(31.7)	0	0
Restructuring (Reversals) Charges	339.5	(83.5)	350.7	5.3
Tangible Asset Impairment Charges		19.6	367.9	0
Insurance recovery		(4.0)	(4.0)	(11.9)
Operating income (loss)		57.2	(1,300.5)	21.1
Interest expense		135.3	77.2	29.0
Interest income		(3.6)	(4.5)	(5.5)
Decline (increase) in fair value of warrant		0.2	4.8	14.0
Other, net		6.8	6.1	(3.9)
Total non-operating expense		138.7	83.6	33.6
(Loss) income before income taxes, investment in subsidiary earnings (loss) and equity in (loss) earnings of joint ventures		(81.5)	(1,384.1)	(12.5)
Income tax expense (benefit)		64.9	73.1	(53.3)
(Loss) income before investment in subsidiary earnings (loss) and equity in (loss) earnings of joint ventures		(146.4)	(1,457.2)	40.8
Investment in subsidiary earnings (loss)		0	0	0
Equity in (loss) earnings of joint ventures, net of tax		(2.3)	(62.8)	7.2
Net income (loss)		(148.7)	(1,520.0)	48.0
Net Income (Loss) Attributable to Noncontrolling Interest		(1.9)	(16.0)	(13.6)
Net income (loss) attributable to MEMC stockholders		(150.6)	(1,536.0)	34.4
MEMC, Inc. [Member]
Net sales		720.9	872.7	829.1
Cost of goods sold		807.7	914.2	823.3
Gross profit		(86.8)	(41.5)	5.8
Marketing and administration		112.4	138.3	122.0
Research and development		49.5	60.9	38.5
Goodwill, Impairment Loss			0
Goodwill impairment charges		0
Restructuring (Reversals) Charges		(2.9)	8.2	5.3
Tangible Asset Impairment Charges		18.9	19.4
Insurance recovery		0	0	0
Operating income (loss)		(264.7)	(268.3)	(160.0)
Interest expense		54.6	35.4	(1.7)
Interest income		(0.1)	(0.3)	(0.2)
Decline (increase) in fair value of warrant		0	0	0
Other, net		(58.4)	(142.3)	(44.5)
Total non-operating expense		(3.9)	(107.2)	(46.4)
(Loss) income before income taxes, investment in subsidiary earnings (loss) and equity in (loss) earnings of joint ventures		(260.8)	(161.1)	(113.6)
Income tax expense (benefit)		(59.6)	16.3	(64.6)
(Loss) income before investment in subsidiary earnings (loss) and equity in (loss) earnings of joint ventures		(201.2)	(177.4)	(49.0)
Investment in subsidiary earnings (loss)		50.6	(1,358.6)	84.9
Equity in (loss) earnings of joint ventures, net of tax		0	0	(1.5)
Net income (loss)		(150.6)	(1,536.0)	34.4
Net Income (Loss) Attributable to Noncontrolling Interest		0	0	0
Net income (loss) attributable to MEMC stockholders		(150.6)	(1,536.0)	34.4
Guarantor Subsidiaries [Member]
Net sales		1,037.5	971.9	468.3
Cost of goods sold		987.9	884.5	457.3
Gross profit		49.6	87.4	11.0
Marketing and administration		81.1	78.8	61.2
Research and development		13.8	10.7	6.6
Goodwill, Impairment Loss			430.8
Goodwill impairment charges		0
Restructuring (Reversals) Charges		2.5	6.7	0
Tangible Asset Impairment Charges		0.7	42.8
Insurance recovery		0	0	(11.9)
Operating income (loss)		(48.5)	(482.4)	(44.9)
Interest expense		6.8	7.7	3.2
Interest income		(0.5)	(0.4)	(2.7)
Decline (increase) in fair value of warrant		0	0	0
Other, net		(5.9)	(2.4)	1.2
Total non-operating expense		0.4	4.9	1.7
(Loss) income before income taxes, investment in subsidiary earnings (loss) and equity in (loss) earnings of joint ventures		(48.9)	(487.3)	(46.6)
Income tax expense (benefit)		91.9	31.0	(17.9)
(Loss) income before investment in subsidiary earnings (loss) and equity in (loss) earnings of joint ventures		(140.8)	(518.3)	(28.7)
Investment in subsidiary earnings (loss)		(1.5)	(1,046.2)	(14.2)
Equity in (loss) earnings of joint ventures, net of tax		0	0.2	0
Net income (loss)		(142.3)	(1,564.3)	(42.9)
Net Income (Loss) Attributable to Noncontrolling Interest		(0.7)	(0.5)	0.3
Net income (loss) attributable to MEMC stockholders		(143.0)	(1,564.8)	(42.6)
Non-Guarantor Subsidiaries [Member]
Net sales		3,035.8	3,692.8	2,478.5
Cost of goods sold		2,606.1	3,312.0	2,158.7
Gross profit		429.7	380.8	319.8
Marketing and administration		112.7	135.7	83.8
Research and development		8.5	15.9	10.5
Goodwill, Impairment Loss			9.7
Goodwill impairment charges		(31.7)
Restructuring (Reversals) Charges		(83.1)	335.8	0
Tangible Asset Impairment Charges		0	305.7
Insurance recovery		(4.0)	(4.0)	0
Operating income (loss)		427.3	(418.0)	225.5
Interest expense		73.9	34.1	30.9
Interest income		(3.0)	(3.8)	(6.0)
Decline (increase) in fair value of warrant		0.2	4.8	14.0
Other, net		62.7	124.2	23.4
Total non-operating expense		133.8	159.3	62.3
(Loss) income before income taxes, investment in subsidiary earnings (loss) and equity in (loss) earnings of joint ventures		293.5	(577.3)	163.2
Income tax expense (benefit)		57.6	29.5	30.8
(Loss) income before investment in subsidiary earnings (loss) and equity in (loss) earnings of joint ventures		235.9	(606.8)	132.4
Investment in subsidiary earnings (loss)		0	0	0
Equity in (loss) earnings of joint ventures, net of tax		(2.3)	(63.0)	8.7
Net income (loss)		233.6	(669.8)	141.1
Net Income (Loss) Attributable to Noncontrolling Interest		(1.2)	(15.5)	(13.9)
Net income (loss) attributable to MEMC stockholders		232.4	(685.3)	127.2
Consolidation, Eliminations [Member]
Net sales		(2,264.3)	(2,821.9)	(1,536.7)
Cost of goods sold		(2,207.4)	(2,690.1)	(1,537.2)
Gross profit		(56.9)	(131.8)	0.5
Marketing and administration		0	0	0
Research and development		0	0	0
Goodwill, Impairment Loss			0
Goodwill impairment charges		0
Restructuring (Reversals) Charges		0	0	0
Tangible Asset Impairment Charges		0	0
Insurance recovery		0	0	0
Operating income (loss)		(56.9)	(131.8)	0.5
Interest expense		0	0	(3.4)
Interest income		0	0	3.4
Decline (increase) in fair value of warrant		0	0	0
Other, net		8.4	26.6	16.0
Total non-operating expense		8.4	26.6	16.0
(Loss) income before income taxes, investment in subsidiary earnings (loss) and equity in (loss) earnings of joint ventures		(65.3)	(158.4)	(15.5)
Income tax expense (benefit)		(25.0)	(3.7)	(1.6)
(Loss) income before investment in subsidiary earnings (loss) and equity in (loss) earnings of joint ventures		(40.3)	(154.7)	(13.9)
Investment in subsidiary earnings (loss)		(49.1)	2,404.8	(70.7)
Equity in (loss) earnings of joint ventures, net of tax		0	0	0
Net income (loss)		(89.4)	2,250.1	(84.6)
Net Income (Loss) Attributable to Noncontrolling Interest		0	0	0
Net income (loss) attributable to MEMC stockholders		$ (89.4)	$ 2,250.1	$ (84.6)